Material accounting policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of summary of significant accounting policies [line items]
Applicable tax rate	25.00%	25.00%	25.00%
CAIR
Disclosure of summary of significant accounting policies [line items]
Effective rate	4.67%
Panama
Disclosure of summary of significant accounting policies [line items]
Applicable tax rate	25.00%
Dividends from Panamanian source income	10.00%
Dividends from foreign source income	5.00%
Bottom of range | Computer software licenses
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years
Bottom of range | Software development
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 years
Top of range | Computer software licenses
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	8 years
Top of range | Software development
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	15 years